UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:              |X|; Amendment Number: 1

This  Amendment  (Check  only  one):  |X|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Straus-GEPT Partners LP

Address:  767 Third Avenue
          21st Floor
          New York, New York 10017



13F File Number: 28-12305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Melville Straus
Title:    Managing Member
Phone:    (212) 676-5640


Signature, Place and Date of Signing:

/s/ Melville Straus             New York, New York           September 2, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-04115                  Straus Capital Management, L.L.C.






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